Employee benefit expense (Tables)	12 Months Ended
Dec. 31, 2020
Classes Of Employee Benefits Expense [Abstract]
Employee benefit expenses

	2020	2019

Wages and salaries	$226,725	$238,000
Statutory and company benefits	41,299	41,972
Expenses related to defined benefit plans [note 25]	5,256	4,790
Expenses related to defined contribution plans [note 25]	12,410	11,767
Equity-settled share-based compensation [note 24]	9,738	17,469
Cash-settled share-based compensation [note 24]	27,241	(1,437)

Total	$322,669	$312,561